Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes [abstract]
Convertible Notes

Note 27. Convertible Notes

On March 23, 2023, and April 18, 2023, the Company issued $300 million aggregate principal amount of 9.25% Convertible Senior PIK Notes due 2028 (the notes issued on March 23, 2023, the “U.S. Notes” and the notes issued on April 18, 2023, the “Swedish Notes” and, together with the U.S. Notes, the “Original Convertible Notes” and the Original Convertible Notes, together with the HH Notes (as defined below), the “Convertible Notes”). The U.S. Notes and the Swedish Notes have substantially identical economic terms.

Certain of the Company’s existing shareholders, Nativus Company Limited, Verlinvest S.A. (“Verlinvest”) and Blackstone Funds, purchased $200.1 million aggregate principal amount of the Swedish Notes and other institutional investors purchased $99.9 million aggregate principal amount of the U.S. Notes. The investors paid an aggregate purchase price of $291 million, reflecting an original issue discount of 3%.

The Convertible Notes bear interest at a rate of 9.25% per annum, payable semi-annually in arrears in cash or in payment-in-kind, at Company’s option, on April 15 and October 15 of each year, beginning on October 15, 2023. The Convertible Notes will mature on September 14, 2028, unless earlier converted by the holders or required to be converted, repurchased or redeemed by us. The Original Convertible Notes were convertible at the option of each holder at an initial conversion price of $2.41 per ordinary share or per ADS, subject to customary anti-dilution adjustments and conversion rate resets. On March 23, 2024, the conversion price of the Original Convertible Notes was reset to $1.81 in accordance with the terms thereof. As a result of the ADS Ratio Change, the conversion price of the U.S. Notes was proportionately adjusted from $1.81 to $36.20. The conversion price of the U.S. Notes may be reset again on March 23, 2025, if the average of the daily volume-weighted average prices of the ADSs for the 30 consecutive trading days immediately preceding March 23, 2025, times 1.17 is below $36.20. The conversion price of the U.S. Notes, before considering customary anti-dilution adjustments, cannot be reset to lower than $27.20 on March 23, 2025.

Because the Swedish Notes are convertible into Ordinary Shares rather than ADSs, the ADS Ratio Change did not affect the conversion price and conversion rate of the Swedish Notes. In order to ensure that the holders of the Swedish Notes remain in the same economic position as before the ADS Ratio Change and to preserve economic equivalency of the Swedish Notes with the U.S. Notes and the HH Notes, the Company, in accordance with the terms and conditions of the Swedish Notes, will interpret the definition of “Daily VWAP” therein to assume the trading price of 1/20 of an ADS. The conversion price of the Swedish Notes may be reset again on March 23, 2025, if the “Daily VWAP” of 1/20 of an ADS for the 30 consecutive trading days immediately preceding March 23, 2025, times 1.17 is below $1.81. The conversion price of the Swedish Notes, before considering customary anti-dilution adjustments, cannot be reset to lower than $1.36 on March 23, 2025.

The Company may require conversion of the Convertible Notes if the last reported sale price of its ADSs equals or exceeds 200% of the applicable conversion price on any 45 trading days during any 90 consecutive day period beginning on or after the third anniversary of the issuance of the U.S. Notes (with respect to the U.S. Notes and the HH Notes) and the Swedish Notes (with respect to the Swedish Notes).

On April 18, 2023, the Company, Oatly AB, Oatly Inc. and other parties entered into the Intercreditor Agreement which includes customary ranking, enforcement and turnover provisions intended to govern the relationship between the creditor groups and which affect e.g. the Convertible Notes.

On May 9, 2023 the Company entered into an agreement with an affiliate of Hillhouse Investment Management Ltd. (“Hillhouse”) to sell an additional $35 million in Convertible Senior PIK Notes due 2028 (the “HH Notes”), resulting in approximately $34 million in financing after reflecting an original issue discount of 3%. The economic terms of the HH Notes are substantially identical to the economic terms of the U.S. Notes, except (i) that the HH Notes were convertible at Hillhouse’s option at an initial conversion price of $2.52 per ADS, representing an approximate 17% premium to the last reported sale price of Company’s ADSs on the Nasdaq Global Market on May 8, 2023, and (ii) with respect to the specified prices in connection with the conversion rate resets of the HH Notes. On March 23, 2024, the conversion price of the HH Notes was reset to $1.89 in accordance with the terms thereof. As a result of the ADS Ratio Change, the conversion price of the HH Notes was proportionately adjusted from $1.89 to $37.80. The conversion price may be reset again on March 23, 2025, if the average of the daily volume-weighted average prices of the ADSs for the 30 consecutive trading days immediately preceding March 23, 2025, times 1.17 is below $37.80. The conversion price of the HH Notes, before considering customary anti-dilution adjustments, cannot be reset to lower than $28.20 on March 23, 2025. In addition, on May 9, 2023, one of the existing holders of Swedish Notes and an affiliate of one of the Company’s shareholders, Verlinvest, agreed to sell and Hillhouse agreed to purchase from Verlinvest $15 million aggregate principal amount of Swedish Notes (the “Resale Notes”). The purchase and sale of the HH Notes and the Resale Notes closed on May 31, 2023. The HH Notes are also subject to the Intercreditor Agreement.

The terms of the Convertible Notes contain covenants limiting the Company’s ability to incur additional debt other than certain debt permitted under the TLB Credit Agreement, issue preferred stock, and incur convertible debt or subordinated debt, in each case without the consent of the holders of a majority of the Convertible Notes (as determined pursuant to the terms of the applicable Convertible Notes).

For details on the fair value on Convertible Notes, see Note 18 Financial instruments per category.